LAND USE RIGHTS, NET - Land use rights, net (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)
LAND USE RIGHTS, NET
Land use rights	¥ 16,781		¥ 16,564
Accumulated amortization	(3,219)		(4,468)
Impairment provision	(10,304)		(10,304)
Land use rights, net	¥ 3,258	$ 454	¥ 1,792